Detailed Activity in Allowance for Loan Losses by Portfolio Segment (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	$ 6,681,412	$ 6,379,070	$ 5,525,927
Provision for loan losses	1,545,797	2,995,426	2,455,790
Chargeoffs	1,504,195	2,817,981	1,814,461
Recoveries	231,255	124,897	211,814
Net Chargeoffs	1,272,940	2,693,084	1,602,647
Ending Balance	6,954,269	6,681,412	6,379,070
Loans individually evaluated for impairment	1,093,227	1,166,594	1,478,406
Loans collectively evaluated for impairment	5,861,042	5,514,818	4,900,664
Ending Balance	6,954,269	6,681,412	6,379,070
Real Estate Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	4,176,475	4,306,691	3,356,197
Provision for loan losses	1,614,053	1,344,088	1,990,475
Chargeoffs	1,218,879	1,500,400	1,062,599
Recoveries	57,910	26,096	22,618
Net Chargeoffs	1,160,969	1,474,304	1,039,981
Ending Balance	4,629,559	4,176,475	4,306,691
Loans individually evaluated for impairment	1,038,521	1,109,209	1,263,306
Loans collectively evaluated for impairment	3,591,038	3,067,266	3,043,385
Ending Balance	4,629,559	4,176,475	4,306,691
Business Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	1,672,467	1,104,706	1,162,613
Provision for loan losses	(115,269)	1,566,954	196,962
Chargeoffs	55,390	1,011,458	352,745
Recoveries	52,890	12,265	97,876
Net Chargeoffs	2,500	999,193	254,869
Ending Balance	1,554,698	1,672,467	1,104,706
Loans individually evaluated for impairment	54,706	57,325	194,301
Loans collectively evaluated for impairment	1,499,992	1,615,142	910,405
Ending Balance	1,554,698	1,672,467	1,104,706
Consumer Loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning Balance	832,470	967,673	1,007,117
Provision for loan losses	47,013	84,384	268,353
Chargeoffs	229,926	306,123	399,117
Recoveries	120,455	86,536	91,320
Net Chargeoffs	109,471	219,587	307,797
Ending Balance	770,012	832,470	967,673
Loans individually evaluated for impairment			20,799
Loans collectively evaluated for impairment	770,012	832,470	946,874
Ending Balance	$ 770,012	$ 832,470	$ 967,673